Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		$ 17,360	$ 26,750
Restricted cash		7,728	7,789
Loans receivable from affiliates		2,422	1,521
Amounts due to related parties, long term		11,105	0
Term Loan B facility, net		(360,700)	(406,410)
Other long-term debt, net		(141,805)	(194,569)
Notes receivable		6,112	0
Vessel held for sale		125,000	0
Navios Apollon
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net (for Navios Apollon)		4,750
Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		17,360	26,750
Restricted cash		7,728	7,789
Amounts due to related parties, long term		11,105
Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Loans receivable from affiliates		2,422	1,521
Term Loan B facility, net	[1]	(360,700)	(406,410)
Other long-term debt, net	[1]	(141,805)	$ (194,569)
Notes receivable	[2]	6,112
Vessel held for sale		125,000
Level II | Navios Apollon
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net (for Navios Apollon)		$ 4,750

[1]	The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.
[2]	The fair value is estimated based on currently available information on the Company's counterparty with similar contract terms, interest rate and remaining maturities.